Loans, borrowings, leases, cash and cash equivalents and short-term investments - Annual minimum payments (Details) $ in Millions	Jun. 30, 2021 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 2,237
2021
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	150
2022
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	223
2023
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	183
2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	177
2025 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	1,504
Ports
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	1,023
Ports | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	35
Ports | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	63
Ports | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	62
Ports | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	61
Ports | 2025 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	802
Vessels
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	623
Vessels | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	33
Vessels | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	63
Vessels | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	62
Vessels | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	60
Vessels | 2025 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	405
Pellets plants
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	226
Pellets plants | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	44
Pellets plants | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	40
Pellets plants | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	13
Pellets plants | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	13
Pellets plants | 2025 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	116
Properties
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	139
Properties | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	24
Properties | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	29
Properties | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	23
Properties | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	22
Properties | 2025 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	41
Energy plants
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	84
Energy plants | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	3
Energy plants | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	7
Energy plants | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	7
Energy plants | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	6
Energy plants | 2025 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	61
Mining equipment and locomotives (i)
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	142
Mining equipment and locomotives (i) | 2021
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	11
Mining equipment and locomotives (i) | 2022
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	21
Mining equipment and locomotives (i) | 2023
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	16
Mining equipment and locomotives (i) | 2024
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	15
Mining equipment and locomotives (i) | 2025 onwards
Disclosure of maturity analysis of operating lease payments [line items]
Annual minimum payments	$ 79